Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc.

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Barclays Capital Inc. (the “Company” as the engaging party), and Barclays Capital Real Estate Inc., Barclays Commercial Mortgage Securities LLC, Bank of Montreal, BMO Capital Markets Corp., Societe Generale Financial Corporation, SG Americas Securities, LLC, Starwood Mortgage Capital LLC, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, BSPRT CMBS Finance, LLC, Citi Real Estate Funding Inc., and Citigroup Global Markets Inc. who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BBCMS Mortgage Trust 2026-M1, Commercial Mortgage Pass-Through Certificates, Series 2026-M1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 37 mortgage loans (the “Mortgage Loan Assets”) secured by 46 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to September 6, 2026 for each of the Mortgage Loan Assets in the Transaction.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on (September 9, 2026) with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BBCMs 2026-M1 Combined Accounting Tape 9.9.2026 v5.xlsx
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.

•	The phrase “Cash Man agement Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.

•	The phrase “Closing Statement” refers to servicing system screen prints and a borrower, title company or lender statement, a funding statement in excel, indicating the sources and uses of dispersed funds.

•	The phrase “EDGAR ABS XML Technical Specification Document” refers to document containing technical standards for submissions of Asset-Backed Securities (ABS) data to the U.S. Securities and Exchange Commission.

•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Flood Zone Determination Report” refers to the standard flood hazard determination form indicating “Yes” or “No” for the special flood hazard area.

•	The phrase “Ground Lease” refers to a draft or signed ground lease agreement, ground lease estoppel and/or assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.

•	The phrase “Insurance Certificate” refers to certificate of insurance and/or insurance risk analysis.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreements, borrower certificate, deed of trust, recycled-SPE certificate, non-consolidation agreement, tic agreement and agreement document and/or other security agreements.

•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof and/or signed franchise agreements and any amendments, assignments or assumptions thereof.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

•	The phrase “Master Lease Agreement” refers to a signed contract where a third party leases a property from the lessor and then subleases all or part of that property to subtenants.

•	The phrase “Prior Securitization Support” refers to Bloomberg screenprints or Trepp reports related to prior securitization.

•	The phrase “Promissory Note Splitter” refers to the draft or signed legal agreement that divides a single promissory note into two or more separate notes and electronic notes detail file containing information pertaining to balances for each note as provided by the Company.

•	The phrase “Qualified Opportunity Zone Screenshots” refers to screenshots of maps highlighting Qualified Opportunity Zones (QOZs) in the United States.

•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

•	The phrase “Servicer Records” refers servicer reports and records and provided electronic files.

•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note.

•	The phrase “Title Policy” refers to a signed title policy and/or proforma title policy.

•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team, and underwritten, borrower provided rent rolls, leases and/or lease abstracts.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 14, 2026 through September 9, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

“None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 9, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan	None - Company Provided	None
2	% of deal	Recalculation	None
3	% of Loan Balance	Recalculation	None
4	Loan/Prop.	None - Company Provided	None
5	No. of Props	Appraisal Report	None
6	Seller	None - Company Provided	None
7	Originator	Loan Agreement	None
8	AL_Originator	Loan Agreement	None
9	Property Name	None - Company Provided	None
10	Property Address(1)	Appraisal Report, Engineering Report	None
11	City	Appraisal Report	None
12	State	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	County	Appraisal Report	None
15	Property Type(2)	Appraisal Report	None
16	Property Type Code	Appraisal Report, EDGAR ABS XML Technical Specification Document	None
17	Property Subtype(2)	Appraisal Report	None
18	Total SF/Units	Underwriting File	None
19	Unit of Measure	Underwriting File	None
20	Net Rentable Square Feet Number	Underwriting File	None
21	Net Rentable Square Feet Securitization Number	Underwriting File	None
22	Units Beds Rooms Number	Underwriting File	None
23	Units Beds Rooms Securitization Number	Recalculation	None
24	Year Built	Appraisal Report, Engineering Report	None
25	Year Renovated	Appraisal Report, Engineering Report	None
26	Environmental Report Type	Environmental Report	None
27	Environmental Report Date	Environmental Report	None
28	Phase II Recommended	Environmental Report	None
29	Phase II Performed	Environmental Report	None
30	Phase II Report Date	Environmental Report	None
31	Engineering Report Date	Engineering Report	None
32	Seismic Report Date	Seismic Report	None
33	Seismic Zone	Engineering Report, Seismic Report	None
34	PML (%)	Seismic Report	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	Flood Zone	Flood Zone Determination Report, Engineering Report, Insurance Certificate	None
36	Environmental Insurance	Insurance Certificate	None
37	Earthquake Insurance	Insurance Certificate	None
38	Blanket Insurance Policy (Y/N)	Insurance Certificate	None
39	Loan Purpose	Closing Statement	None
40	Appraised Value	Appraisal Report	None
41	Appraisal Value Type (As Is / As Stabilized / As Complete)	None - Company Provided	None
42	Appraised CapRate (%)	Appraisal Report	None
43	Appraisal Date	Appraisal Report	None
44	As-is Appraised Value	Appraisal Report	None
45	As-is Date of Valuation	Appraisal Report	None
46	Appraiser Designation	Appraisal Report	None
47	Appraisal FIRREA (Y/N)	Appraisal Report	None
48	Pari Passu Split (Y/N)	Loan Agreement, Promissory Note Splitter	None
49	Pari Passu Note Control (Y/N)	None - Company Provided	None
50	Original Balance Pari Passu (Non-Trust)	Recalculation	None
51	Cut-off Date Balance Pari Passu (Trust)	Recalculation	None
52	Cut-off Date Balance Pari Passu (Non-Trust)	Recalculation	None
53	Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Loan Agreement, Promissory Note Splitter	None
54	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	Recalculation	None
55	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	Recalculation	$1.00
56	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Recalculation	None
57	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Loan Agreement	None
58	Aggregate Pari Passu Annual Debt Service	Recalculation	$0.25
59	Addit Debt Permitted (Y/N)	Loan Agreement	None
60	Type of Addit Debt Permitted	Loan Agreement	None
61	Addit Debt Exist (Y/N)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
62	Additional Debt Type(s)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
63	Subordinate Companion Loan Original Balance ($)	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
64	Subordinate Companion Loan Cut-off Date Balance ($)	Recalculation	None
65	Subordinate Debt Balloon Balance	Recalculation	$1.00
66	Subordinate Companion Loan Interest Rate	Subordinate Debt Loan Agreement, Promissory Note Splitter, Loan Agreement	None
67	Subordinate Debt Loan Annual Payment	Recalculation	$0.25
68	Whole Loan Original Balance ($)	Recalculation	None
69	Whole Loan Cut-off Date Balance ($)	Recalculation	None
70	Whole Loan Maturity Date Balance ($)	Recalculation	$1.00
71	Whole Loan Interest Rate	Recalculation	None
72	Whole Loan Monthly Debt Service ($)	Recalculation	None
73	Whole Loan Cut-off Date LTV Ratio (%)	Recalculation	None
74	Whole Loan Underwritten NCF DSCR (x)	Recalculation	None
75	Whole Loan Underwritten NOI Debt Yield (%)	Recalculation	None
76	Mezzanine Debt Original Balance($)	Subordinate Debt Loan Agreement	None
77	Mezzanine Debt Cut-off Date Balance($)	Recalculation	None
78	Mezzanine Debt Balloon Balance	Recalculation	$1.00
79	Mezzanine Debt Interest Rate (%)	Subordinate Debt Loan Agreement	None
80	Mezzanine Monthly Debt Service	Subordinate Debt Loan Agreement	None
81	Total Original Debt Balance (Pari + B-note + Mezz)	Recalculation	None
82	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Recalculation	None
83	Total Debt Maturity Balance (Pari + B-note + Mezz)	Recalculation	$1.00
84	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Recalculation	$0.25
85	Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service	Recalculation	None
86	Total Debt Cut-off Date LTV Ratio (%)	Recalculation	None
87	Total Debt Underwritten NCF DSCR (x)	Recalculation	None
88	Total Debt Underwritten NOI Debt Yield (%)	Recalculation	None
89	Original Balance	Loan Agreement	None
90	Original Loan/Unit	Recalculation	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
91	Cutoff Balance	Recalculation	None
92	Cutoff Balance/Unit	Recalculation	None
93	Maturity Balance	Recalculation	$1.00
94	Maturity Balance per Unit	Recalculation	$1.00
95	Interest Rate (%)	Loan Agreement	None
96	Original Interest Rate Type Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
97	Amortization Type	Loan Agreement	None
98	Payment Type Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
99	Payment Frequency Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
100	Accrual Type	Loan Agreement	None
101	Interest Accrual Method Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
102	Annual Debt Service (P&I)	Recalculation	None
103	Annual Debt Service (IO)	Recalculation	$0.25
104	Monthly Debt Service (P&I)	Loan Agreement	None
105	Monthly Debt Service (IO)	Recalculation	None
106	I/O Period	Recalculation	None
107	Rem. I/O Period	Recalculation	None
108	Term	Recalculation	None
109	Rem. Term	Recalculation	None
110	Amort. Term	Recalculation	None
111	Rem. Amort.	Recalculation	None
112	Seasoning	Recalculation	None
113	CutOff Date	None - Company Provided	None
114	Payment Date	Loan Agreement	None
115	Grace Period (Late Payment)	Loan Agreement	None
116	Grace Period (Default)	Loan Agreement	None
117	Note Date	Loan Agreement	None
118	First Payment Date	Loan Agreement	None
119	First P&I Payment Date	Loan Agreement	None
120	ARD (Y/N)	Loan Agreement	None
121	Maturity/ARD Date	Loan Agreement	None
122	Final Mat Date	Loan Agreement	None
123	ARD Step Up (%)	Loan Agreement	None
124	Post-ARD Hyper Am? (Yes/No)	Loan Agreement	None
125	Partial IO Last IO Payment	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
126	Call Protection Description	Loan Agreement	None
127	Lockout End Date	Loan Agreement	None
128	Defeasance Allowed	Loan Agreement	None
129	Defeasance Summary	Loan Agreement	None
130	Prepayment / Defeasance Begin Date	Loan Agreement	None
131	Prepayment / Defeasance End Date	Loan Agreement	None
132	Yield Maint. Allowed	Loan Agreement	None
133	Yield Maint. Provision	Loan Agreement	None
134	Yield Maintenance Index	Loan Agreement	None
135	Yield Maintenance Discount	Loan Agreement	None
136	YM Discount Rate Compounding	Loan Agreement	None
137	YM Discount Cash Flows To	Loan Agreement	None
138	YM Treasury Compounding (Int Diff Only)	Loan Agreement	None
139	Yield Maintenance Margin	Loan Agreement	None
140	Yield Maintenance Calculation Method	Loan Agreement	None
141	Original Lockout	Loan Agreement	None
142	Prepayment Lockout/Defeasance End Date (AL)	Loan Agreement	None
143	Lockout Remaining	Loan Agreement	None
144	Defeasance Option Start Date	Loan Agreement	None
145	Remaining Defeasance Payments	Loan Agreement	None
146	Prepayment Premiums End Date	Loan Agreement	None
147	Yield Maint. End Date	Loan Agreement	None
148	Remaining Yield Maintenance Payments	Loan Agreement	None
149	Defeased Status Code	Recalculation	None
150	Open Payments	Loan Agreement	None
151	Original String	Loan Agreement	None
152	Open Period Begin Date	Loan Agreement	None
153	Partial Release Permitted (Y/N)	Loan Agreement	None
154	Partial Release Provisions	Loan Agreement	None
155	Current Occupancy	Underwriting File	None
156	Current Occupancy Date	Underwriting File	None
157	Most Recent Occupancy	Underwriting File	None
158	Most Recent Occupancy Date	Underwriting File	None
159	Second Most Recent Occupancy	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
160	Second Most Recent Occupancy Date	Underwriting File	None
161	Third Most Recent Occupancy	Underwriting File	None
162	Third Most Recent Occupancy Date	Underwriting File	None
163	Fourth Most Recent Revenues	Underwriting File	$1.00
164	Fourth Most Recent Total Expenses	Underwriting File	$1.00
165	Fourth Most Recent NOI	Underwriting File	$1.00
166	Fourth Most Recent NOI Date	Underwriting File	None
167	Fourth Most Recent Description	Underwriting File	None
168	Third Most Recent Revenues	Underwriting File	$1.00
169	Third Most Recent Total Expenses	Underwriting File	$1.00
170	Third Most Recent NOI	Underwriting File	$1.00
171	Third Most Recent NOI Date	Underwriting File	None
172	Third Most Recent Description	Underwriting File	None
173	Second Most Recent Revenues	Underwriting File	$1.00
174	Second Most Recent Total Expenses	Underwriting File	$1.00
175	Second Most Recent NOI	Underwriting File	$1.00
176	Second Most Recent NOI Date	Underwriting File	None
177	Second Most Recent Description	Underwriting File	None
178	Most Recent Revenues	Underwriting File	$1.00
179	Most Recent Expenses	Underwriting File	$1.00
180	Most Recent NOI	Underwriting File	$1.00
181	Most Recent Net Cash Flow Amount	None - Company Provided	None
182	Most Recent NOI Date	Underwriting File	None
183	Most Recent NOI Description	Underwriting File	None
184	Most Recent Financials Start Date	None - Company Provided	None
185	UW Revenues	Underwriting File	$1.00
186	UW Total Expenses	Underwriting File	$1.00
187	UW NOI	Underwriting File	$1.00
188	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
189	Underwritten TI / LC ($)	Underwriting File	$1.00
190	UW NCF	Underwriting File	$1.00
191	U/W Economic Occupancy	Underwriting File	None
192	Cutoff LTV (%)	Recalculation	None
193	Maturity LTV (%)	Recalculation	None
194	UW NOI DSCR	Recalculation	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
195	UW NCF DSCR	Recalculation	None
196	Underwritten NOI Debt Yield	Recalculation	None
197	Underwritten NCF Debt Yield	Recalculation	None
198	Total Debt NOI DSCR	Recalculation	None
199	Total Debt NCF DY	Recalculation	None
200	Total Debt MAT_LTV	Recalculation	None
201	Total Debt Per Unit	Recalculation	$1.00
202	Loan Structure Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
203	Single Tenant(2)	Underwriting File	None
204	Largest Tenant(2)	Underwriting File	None
205	AL_Largest Tenant	Recalculation	None
206	Unit Size	Underwriting File	None
207	Largest Tenant % of NRA	Recalculation	None
208	Lease Expiration	Underwriting File	None
209	2nd Largest Tenant	Underwriting File	None
210	AL_Second Largest Tenant	Recalculation	None
211	2nd Largest Tenant Unit Size	Underwriting File	None
212	2nd Largest Tenant % of NRA	Recalculation	None
213	2nd Largest Tenant Lease Expiration	Underwriting File	None
214	3rd Largest Tenant	Underwriting File	None
215	AL_Third Largest Tenant	Recalculation	None
216	3rd Largest Tenant Unit Size	Underwriting File	None
217	3rd Largest Tenant % of NRA	Recalculation	None
218	3rd Largest Tenant Lease Expiration	Underwriting File	None
219	4th Largest Tenant	Underwriting File	None
220	4th Largest Tenant Unit Size	Underwriting File	None
221	4th Largest Tenant % of NRA	Recalculation	None
222	4th Largest Tenant Lease Expiration	Underwriting File	None
223	5th Largest Tenant	Underwriting File	None
224	5th Largest Tenant Unit Size	Underwriting File	None
225	5th Largest Tenant % of NRA	Recalculation	None
226	5th Largest Tenant Lease Expiration	Underwriting File	None
227	Master Lease (Y/N)	Loan Agreement, Master Lease Agreement	None
228	Master Lease Details	Loan Agreement, Master Lease Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
229	Title Type	Title Policy	None
230	Lien Position Securitization Code	Loan Agreement, EDGAR ABS XML Technical Specification Document	None
231	Ground Lease Expiration	Ground Lease	None
232	Ground Lease Extension Options	Ground Lease	None
233	Ground Lease Fully Extended Expiration	Ground Lease	None
234	Annual Ground Lease Payment	Ground Lease	None
235	Annual Ground Rent Increases (Y/N)	Ground Lease	None
236	Due on Sale	Loan Agreement	None
237	Due on Encumbrance	Loan Agreement	None
238	Crossed Loan	Loan Agreement	None
239	Related Borrower	Recalculation	None
240	Borrower Name	Loan Agreement	None
241	Single Purpose Entity (Yes/No)	Loan Agreement	None
242	Recycled SPE (Yes/No)	Loan Agreement	None
243	SPE State	Loan Agreement	None
244	Non Consolidation Opinion (Yes/No)	Loan Agreement	None
245	Number of Independent Directors	Loan Agreement	None
246	TIC Borrower? (Yes/No)	Loan Agreement	None
247	Delaware LLC or LP? (Yes/No)	Loan Agreement	None
248	Delaware Statutory Trust? (Yes/No)	Loan Agreement	None
249	Tenant-in-Common	Loan Agreement	None
250	Property Located Within a Qualified Opportunity Zone (Y/N)	Appraisal Report, Loan Agreement, Qualified Opportunity Zone Screenshots	None
251	Sponsor	Loan Agreement, Guaranty Agreement	None
252	Carve-out Guarantor	Guaranty Agreement	None
253	Warm Body Guarantor (Yes/No)	Guaranty Agreement	None
254	Property Manager	Management Agreement, Loan Agreement	None
255	Hotel Franchise Flag	Management Agreement	None
256	Franchise Agreement Expiration	Management Agreement	None
257	Lockbox (Y/N)	Loan Agreement, Cash Management Agreement	None
258	Lockbox In-place	Loan Agreement, Cash Management Agreement	None
259	Lockbox Type	Loan Agreement, Cash Management Agreement	None
260	Cash Management	Loan Agreement, Cash Management Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
261	Lockbox Trigger	Loan Agreement, Cash Management Agreement	None
262	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Cash Management Agreement	None
263	Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Cash Management Agreement	None
264	Subservicer In Place (Y/N)	None - Company Provided	None
265	Subservicer Name	None - Company Provided	None
266	Subservicer Fee	None - Company Provided	None
267	Cash/Pmt Collection Function	None - Company Provided	None
268	Upfront CapEx Reserve	Loan Agreement, Closing Statement	$1.00
269	Monthly Capex Reserve	Loan Agreement, Closing Statement	$1.00
270	Capex Escrow Cash or LOC	Loan Agreement	None
271	CapEx Reserve Cap	Loan Agreement	$1.00
272	Interest on CapEx Reserve Goes to:	Loan Agreement	None
273	Upfront Eng. Reserve	Loan Agreement, Closing Statement	$1.00
274	Interest on Eng. Escrow Goes to:	Loan Agreement	None
275	Upfront Envir. Reserve	Loan Agreement, Closing Statement	$1.00
276	Monthly Envir. Reserve	Loan Agreement, Closing Statement	$1.00
277	Envir. Escrow Cash or LOC	Loan Agreement	None
278	Envir. Reserve Cap	Loan Agreement	$1.00
279	Interest on Envir. Reserve Goes to:	Loan Agreement	None
280	Upfront TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
281	Monthly TI/LC Reserve	Loan Agreement, Closing Statement	$1.00
282	TI/LC Reserve Cash or LOC	Loan Agreement	None
283	TI/LC Reserve Cap	Loan Agreement	$1.00
284	Interest on TI/LC Reserve Goes to:	Loan Agreement	None
285	Upfront RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
286	Monthly RE Tax Reserve	Loan Agreement, Closing Statement	$1.00
287	RE Tax Escrow Cash or LOC	Loan Agreement	None
288	RE Tax Reserve Cap	Loan Agreement	$1.00
289	Interest on Tax Reserve Goes to:	Loan Agreement	None
290	Upfront Ins. Reserve	Loan Agreement, Closing Statement	$1.00
291	Monthly Ins. Reserve	Loan Agreement, Closing Statement	$1.00
292	Insurance Escrow Cash or LOC	Loan Agreement	None
293	Insur. Reserve Cap	Loan Agreement	$1.00
294	Interest on Insurance Reserve Goes to:	Loan Agreement	None
295	Upfront Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
296	Monthly Debt Service Reserve	Loan Agreement, Closing Statement	$1.00
297	Debt Service Reserve Cash or LOC	Loan Agreement	None
298	Debt Service Reserve Cap	Loan Agreement	$1.00
299	Interest on Debt Service Reserve Goes to:	Loan Agreement	None
300	Upfront Other Reserve	Loan Agreement, Closing Statement	$1.00
301	Monthly Other Reserve	Loan Agreement, Closing Statement	$1.00
302	Other Reserve Description	Loan Agreement	None
303	Other Reserve Cash or LOC	Loan Agreement	None
304	Other Reserve Cap	Loan Agreement	$1.00
305	Interest on Other Reserve Goes to:	Loan Agreement	None
306	Holdback	Loan Agreement	None
307	Holdback Amt	Loan Agreement, Closing Statement	None
308	Holdback Desc.	Loan Agreement	None
309	Letter of Credit	Loan Agreement	None
310	Description of LOC	Loan Agreement	None
311	Counterparty of LOCs	Loan Agreement	None
312	Third Most Recent Hotel Occupancy	Underwriting File	None
313	Third Most Recent Hotel ADR	Underwriting File	None
314	Third Most Recent Hotel RevPAR	Underwriting File	None
315	Second Most Recent Hotel Occupancy	Underwriting File	None
316	Second Most Recent Hotel ADR	Underwriting File	None
317	Second Most Recent Hotel RevPAR	Underwriting File	None
318	Most Recent Occupancy % (Hotel Only)	Underwriting File	None
319	Most Recent ADR	Underwriting File	None
320	Most Recent RevPAR	Underwriting File	None
321	UW Occupancy %	Underwriting File	None
322	UW ADR	Underwriting File	None
323	UW RevPAR	Underwriting File	None
324	Mortgage Assumable?	Loan Agreement	None
325	Assumption Fee	Loan Agreement	None
326	Condominium Present?	Loan Agreement	None
327	Previous Securitization	Prior Securitization Support	None
328	Master Servicing Fee Rate	None - Company Provided	None
329	Primary Servicing Fee Rate	None - Company Provided	None
330	Certificate Administrator Fee	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
331	Trustee & Paying Agent Fee	None - Company Provided	None
332	Operating Advisor Fee	None - Company Provided	None
333	ARR Fee	None - Company Provided	None
334	CREFC Fee	None - Company Provided	None
335	Servicer Fee	None - Company Provided	None
336	Admin. Fee	Recalculation	None
337	Net Mortgage Interest Rate	Recalculation	None
338	Sources: Loan Amount ($)	Closing Statement	$1.00
339	Sources: Principal's New Cash Contribution ($)	Closing Statement	$1.00
340	Sources: Subordinate Debt ($)	Closing Statement	$1.00
341	Sources: Other Sources ($)	Closing Statement	$1.00
342	Sources: Total Sources ($)	Closing Statement	$1.00
343	Uses: Loan Payoff ($)	Closing Statement	$1.00
344	Uses: Purchase Price ($)	Closing Statement	$1.00
345	Uses: Closing Costs ($)	Closing Statement	$1.00
346	Uses: Reserves ($)	Closing Statement	$1.00
347	Uses: Principal Equity Distribution ($)	Closing Statement	$1.00
348	Uses: Other Uses ($)	Closing Statement	$1.00
349	Uses: Total Uses ($)	Closing Statement	$1.00
350	Asset Subject Demand Indicator	None - Company Provided	None
351	Asset Subject Demand Status Code	None - Company Provided	None
352	Repurchase Amount	None - Company Provided	None
353	Demand Resolution Date	None - Company Provided	None
354	Repurchaser Name	None - Company Provided	None
355	Repurchase Replacement Reason Code	None - Company Provided	None
356	Realized Loss To Trust Amount	None - Company Provided	None
357	Liquidation Prepayment Code	None - Company Provided	None
358	Liquidation Prepayment Date	None - Company Provided	None
359	Prepayment Premium Yield Maintenance Received Amount	None - Company Provided	None
360	Workout Strategy Code	None - Company Provided	None
361	Most Recent Special Servicer Transfer Date	None - Company Provided	None
362	Most Recent Master Servicer Return Date	None - Company Provided	None
363	Next Interest Rate Percentage	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
364	Next Interest Rate Change Adjustment Date	None - Company Provided	None
365	Next Payment Adjustment Date	None - Company Provided	None
366	Arm Index Rate Percentage	None - Company Provided	None
367	Asset Type Number	None - Company Provided	None
368	Group ID	None - Company Provided	None
369	Servicing Advance Method Code	None - Company Provided	None
370	Non Recoverability Indicator	None - Company Provided	None
371	Asset Added Indicator	None - Company Provided	None
372	Debt Service Coverage Securitization Code	None - Company Provided	None
373	Most Recent Debt Service Coverage Code	None - Company Provided	None
374	Property Status Code	None - Company Provided	None
375	Underwriting Indicator	None - Company Provided	None
376	Modified Indicator	None - Company Provided	None
377	Report Period Modification Indicator	None - Company Provided	None
378	Other Interest Adjustment Amount	None - Company Provided	None
379	Unscheduled Principal Collected Amount	None - Company Provided	None
380	Other Principal Adjustment Amount	None - Company Provided	None
381	Total Principal Interest Advanced Outstanding Amount	None - Company Provided	None
382	Total Taxes Insurance Advances Outstanding Amount	None - Company Provided	None
383	Other Expenses Advanced Outstanding Amount	None - Company Provided	None
384	Payment Status Loan Code	None - Company Provided	None
385	Primary Servicer Name	None - Company Provided	None
386	Last Modification Date	None - Company Provided	None
387	Modification Code	None - Company Provided	None
388	Post Modification Interest Percentage	None - Company Provided	None
389	Post Modification Payment Amount	None - Company Provided	None
390	Post Modification Maturity Date	None - Company Provided	None
391	Post Modification Amortization Period Amount	None - Company Provided	None
392	Most Recent Valuation Amount	None - Company Provided	None
393	Most Recent Valuation Date	None - Company Provided	None
394	Most Recent Valuation Source Code	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
395	Valuation Source Securitization Code	Recalculation	None
396	Interest Only Indicator	Loan Agreement	None
397	Balloon Indicator	Loan Agreement	None
398	Prepayment Premium Indicator	Loan Agreement	None
399	Negative Amortization Indicator	None - Company Provided	None
400	Arm Index Code	None - Company Provided	None
401	First Rate Adjustment Date	None - Company Provided	None
402	First Payment Adjustment Date	None - Company Provided	None
403	ARM Margin Number	None - Company Provided	None
404	Lifetime Rate Cap Percentage	None - Company Provided	None
405	Lifetime Rate Floor Percentage	None - Company Provided	None
406	Periodic Rate Increase Limit Percentage	None - Company Provided	None
407	Periodic Rate Decrease Limit Percentage	None - Company Provided	None
408	Periodic Payment Adjustment Maximum Amount	None - Company Provided	None
409	Periodic Payment Adjustment Maximum Percent	None - Company Provided	None
410	Rate Reset Frequency Code	None - Company Provided	None
411	Payment Reset Frequency Code	None - Company Provided	None
412	Index Lookback Days Number	None - Company Provided	None
413	Maximum Negative Amortization Allowed Percentage	None - Company Provided	None
414	Maximum Negative Amortization Allowed Amount	None - Company Provided	None
415	Negative Amortization Deferred Interest Cap Amount	None - Company Provided	None
416	Deferred Interest Cumulative Amount	None - Company Provided	None
417	Deferred Interest Collected Amount	None - Company Provided	None
418	Hyper Amortizing Date	Loan Agreement	None
419	Reporting Period Beginning Date	None - Company Provided	None
420	Reporting Period End Date	None - Company Provided	None
421	Report Period Beginning Schedule Loan Balance Amount	Recalculation	$1.00
422	Scheduled Interest Amount	Recalculation	$1.00
423	Scheduled Principal Amount	Recalculation	$1.00
424	Periodic Principal and Interest Payment Securitization Amount	Recalculation	$1.00
425	Most Recent Debt Service Amount	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
426	Total Scheduled Principal Interest Due Amount	Recalculation	$1.00
427	Most Recent Debt Service Coverage Net Operating Income Percentage	None - Company Provided	None
428	Most Recent Debt Service Coverage Net Cash Flow Percentage	None - Company Provided	None
429	Report Period Interest Rate Percentage	Recalculation	None
430	Report Period End Actual Balance Amount	Recalculation	$1.00
431	Report Period End Scheduled Loan Balance Amount	Recalculation	$1.00
432	Net Operating Income Net Cash Flow Securitization Code	None - Company Provided	None
433	Net Operating Income Net Cash Flow Code	None - Company Provided	None

(1)	For Mortgaged Property identified on the Final Data File with a Loan of “23”, for Specified Attribute “Property Address”, we were instructed by representatives of the Company to use the Title Policy as the Source Document.

(2)	For Mortgaged Property identified on the Final Data File with a Loan of “13”, for Specified Attributes “Property Type”, “Property Subtype”, “Single Tenant” and “Largest Tenant”, we were instructed by representatives of the Company to consider them as Company Provided.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
2	% of deal	Quotient of (i) Cutoff Balance and (ii) aggregate Cutoff Balance for the Mortgage Loan Assets.
3	% of Loan Balance	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the quotient of (i) Cutoff Balance of each mortgaged property of the related Mortgage Loan Asset and (ii) Cutoff Balance of the related Mortgage Loan Asset.

For the Mortgage Loan Assets indicated on the Final Data File as secured by one mortgaged property, the quotient of (i) Cutoff Balance and (ii) Cutoff Balance for such portfolio’s Mortgage Loan Asset.
23	Units Beds Rooms Securitization Number	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Unit Beds Rooms Securitization Number for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets Units Beds Rooms Securitization Number is set equal to Units Beds Rooms Number.
50	Original Balance Pari Passu (Non-Trust)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Balance Pari Passu (Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the difference between (i) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (ii) Original Balance.

These procedures were not performed for any other Mortgage Loan Asset.
51	Cut-off Date Balance Pari Passu (Trust)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Balance Pari Passu (Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, Cut-off Date Balance Pari Passu (Trust) for each such Mortgage Loan Asset is set equal to Cutoff Balance.

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
52	Cut-off Date Balance Pari Passu (Non-Trust)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Balance Pari Passu (Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Cut-off Date Balance Pari Passu (Non-Trust) to equal Original Balance Pari Passu (Non-Trust).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the Amort. Term, Original Balance Pari Passu (Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, CutOff Date and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.
54	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the sum of (i) Cut-off Date Balance Pari Passu (Trust) and (ii) Cut-off Date Balance Pari Passu (Non-Trust).

These procedures were not performed for any other Mortgage Loan Asset.
55	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Cut-off Date Balance Pari Passu (Non-Trust) to equal Original Balance Pari Passu (Non-Trust).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the Amort. Term, Aggregate Original Balance Pari Passu (Trust+Non-Trust), I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Final Mat Date and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
56	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the difference between (i) Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and (ii) either the (a) Monthly Debt Service (IO) for interest-only Mortgage Loan Assets, or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets.

These procedures were not performed for any other Mortgage Loan Asset.
58	Aggregate Pari Passu Annual Debt Service	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Pari Passu Annual Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the product of (i) Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and (ii) 12.

These procedures were not performed for any other Mortgage Loan Asset.
64	Subordinate Companion Loan Cut-off Date Balance ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Companion Loan Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the subordinate companion loan amort. term, subordinate companion loan I/O period, subordinate companion loan accrual type, subordinate companion loan first payment date, subordinate companion loan term and subordinate companion loan monthly debt service (each as set forth on or derived from the Subordinate Loan Documents), Subordinate Companion Loan Interest Rate, Subordinate Companion Loan Original Balance ($) and CutOff Date.

For the Mortgage Loan Assets indicated on the Final Data file as partial interest-only with Seasoning as "0" and full term interest-only subordinate companion loans (if any), the Subordinate Companion Loan Cut-off Date Balance ($) for each such Mortgage Loan Asset is set to equal the Subordinate Companion Loan Original Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
65	Subordinate Debt Balloon Balance	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Debt Balloon Balance for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the subordinate companion loan amort. term, subordinate companion loan I/O period, subordinate companion loan accrual type, subordinate companion loan first payment date, subordinate companion loan term, subordinate companion loan maturity date and subordinate companion loan monthly debt service (each as set forth on or derived from the Subordinate Loan Documents), Subordinate Companion Loan Interest Rate and Subordinate Companion Loan Original Balance ($).

For the Mortgage Loan Assets indicated on the Final Data file as full term interest-only subordinate companion loans (if any), the Subordinate Debt Balloon Balance for each such Mortgage Loan Asset is set to equal the Subordinate Companion Loan Original Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.
67	Subordinate Debt Loan Annual Payment	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Subordinate Debt Loan Annual Payment for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the product of (i) Subordinate Companion Loan Original Balance ($), (ii) Subordinate Companion Loan Interest Rate and (iii) 365/360.

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
68	Whole Loan Original Balance ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Original Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Original Balance, (ii) Original Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Original Balance ($), if applicable.

These procedures were not performed for any other Mortgage Loan Asset.
69	Whole Loan Cut-off Date Balance ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Cut-off Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Cutoff Balance, (ii) Cut-off Date Balance Pari Passu (Non-Trust) and (iii) Subordinate Companion Loan Cut-off Date Balance ($), if applicable.

These procedures were not performed for any other Mortgage Loan Asset.
70	Whole Loan Maturity Date Balance ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Maturity Date Balance ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the sum of the (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Subordinate Debt Balloon Balance, if applicable.

These procedures were not performed for any other Mortgage Loan Asset.
71	Whole Loan Interest Rate	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Interest Rate for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the weighted average of the (i) Interest Rate (%) and (ii) Subordinate Companion Loan Interest Rate.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, set equal to Interest Rate (%).

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
72	Whole Loan Monthly Debt Service ($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Monthly Debt Service ($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with subordinate mortgage debt, the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loan Assets or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets and (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents).

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, clause (i) is replaced with Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.
73	Whole Loan Cut-off Date LTV Ratio (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Cut-off Date LTV Ratio (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.
74	Whole Loan Underwritten NCF DSCR (x)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Underwritten NCF DSCR (x) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) UW NCF and (ii) the product of (a) Whole Loan Monthly Debt Service ($) and (b) 12.

These procedures were not performed for any other Mortgage Loan Asset.
75	Whole Loan Underwritten NOI Debt Yield (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Whole Loan Underwritten NOI Debt Yield (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File either as pari passu or with subordinate mortgage debt, the quotient of (i) UW NOI and (ii) Whole Loan Cut-off Date Balance ($).

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
77	Mezzanine Debt Cut-off Date Balance($)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mezzanine Debt Cut-off Date Balance($) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the mezzanine debt amort. term, mezzanine debt I/O period, mezzanine debt accrual type, mezzanine debt first payment date and mezzanine debt term (each as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Interest Rate (%), Mezzanine Debt Original Balance($), Mezzanine Monthly Debt Service and CutOff Date.

These procedures were not performed for any other Mortgage Loan Asset.
78	Mezzanine Debt Balloon Balance	For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the mezzanine debt amort. term, mezzanine debt I/O period, mezzanine debt accrual type, mezzanine debt first payment date, mezzanine debt term and mezzanine debt maturity date (each as set forth on or derived from the Mezzanine Loan Documents), Mezzanine Debt Interest Rate (%), Mezzanine Debt Original Balance($) and Mezzanine Monthly Debt Service.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mezzanine Debt Balloon Balance for each such mortgaged property is set equal to blank.

These procedures were not performed for any other Mortgage Loan Asset.
81	Total Original Debt Balance (Pari + B-note + Mezz)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Original Debt Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of the (i) Mezzanine Debt Original Balance and (ii) (a) Whole Loan Original Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Original Balance.

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
82	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of (i) Mezzanine Debt Cut-off Date Balance($) and (ii) (a) Whole Loan Cut-off Date Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Cutoff Balance.

These procedures were not performed for any other Mortgage Loan Asset.
83	Total Debt Maturity Balance (Pari + B-note + Mezz)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Maturity Balance (Pari + B-note + Mezz) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of (i) Mezzanine Debt Balloon Balance and (ii) (a) Whole Loan Maturity Date Balance ($) for those Mortgage Loan Assets that are pari passu or have subordinate mortgage debt or (b) Maturity Balance.

These procedures were not performed for any other Mortgage Loan Asset.
84	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the product of (i) the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service and (ii) 12.

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
85	Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the sum of  (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loan Assets or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loan Assets, (ii) subordinate companion loan monthly debt service (as set forth on or derived from the Subordinate Loan Documents) and (iii) Mezzanine Monthly Debt Service. For the Mortgage Loan Assets indicated on the Final Data File as pari passu, clause (i) of this procedure was replaced with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($).

These procedures were not performed for any other Mortgage Loan Asset.
86	Total Debt Cut-off Date LTV Ratio (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date LTV Ratio (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.
87	Total Debt Underwritten NCF DSCR (x)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Underwritten NCF DSCR (x) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NCF and (ii) Total Debt (Mortgage  + B-Note + Mezz) Annual Debt Service.

These procedures were not performed for any other Mortgage Loan Asset.
88	Total Debt Underwritten NOI Debt Yield (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Underwritten NOI Debt Yield (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

These procedures were not performed for any other Mortgage Loan Asset.
90	Original Loan/Unit	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Loan/Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Original Balance and (ii) Total SF/Units.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
91	Cutoff Balance	For the Mortgaged Loan Assets indicated on the Final Data File as secured by more than one mortgaged property, the product of (i) the quotient of (a) Original Balance and (b) Original Balance for such portfolio’s Mortgage Loan Asset, and (ii) Cutoff Balance for such portfolio’s Mortgage Loan Asset.

For all other Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the CutOff Date based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Cut-off Date and Monthly Debt Service (P&I).
92	Cutoff Balance/Unit	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cutoff Balance/Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Cutoff Balance and (ii) Total SF/Units.
93	Maturity Balance	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the product of (a) the quotient of (i) Original Balance and (ii) Original Balance for such portfolio’s Mortgage Loan Asset, and (b) Maturity Balance for such portfolio’s Mortgage Loan Asset.

For all Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the Final Mat Date based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Final Mat Date and Monthly Debt Service (P&I).
94	Maturity Balance per Unit	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Maturity Balance per Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

For all other Mortgage Loan Assets, the quotient of (i) Maturity Balance and (ii) Total SF/Units.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
102	Annual Debt Service (P&I)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (P&I) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Annual Debt Service (P&I) is set to equal “NAP.”

For all other Mortgage Loan Assets, the product of (i) Monthly Debt Service (P&I) and (ii) 12.
103	Annual Debt Service (IO)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Annual Debt Service (IO) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Annual Debt Service (IO) is set to equal “NAP.”

For all other Mortgage Loan Assets, the product of (i) Monthly Debt Service (IO) and (ii) 12.
105	Monthly Debt Service (IO)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Monthly Debt Service (IO) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Monthly Debt Service (IO) is set to equal “NAP.”

For all other Mortgage Loan Assets, the quotient of (i) the product of (a) Cutoff Balance, (b) Interest Rate (%) and (c) 365/360, and (ii) 12.
106	I/O Period	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the I/O Period for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the I/O Period is set to equal 0.

For all other Mortgage Loan Assets, the count of the number of monthly payment dates from and inclusive of the First Payment Date to and exclusive of the (i) First P&I Payment Date or (ii) Maturity/ARD Date, as applicable.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
107	Rem. I/O Period	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Rem. I/O Period for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Amortizing Balloon" as set forth on the Final Data File, the Rem. I/O Period is set to equal 0.

For all other Mortgage Loan Assets, the difference between (i) I/O Period and (ii) Seasoning.
108	Term	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity/ARD Date.
109	Rem. Term	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the difference between (i) Term and (ii) Seasoning.
110	Amort. Term	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Amort. Term for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Amort. Term is set to equal 0.

For the Mortgage Loan Assets with an Amortization type of “Amortizing Balloon,” we recalculated the Amort. Term based on Original Balance, Monthly Debt Service (P&I) and Interest Rate (%).
111	Rem. Amort.	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Rem. Amort. for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File, the Rem. Amort. is set to equal 0.

For the Mortgage Loan Assets with an Amortization type of “Amortizing Balloon,” the difference between (i) Amort. Term and (ii) Seasoning.
112	Seasoning	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Seasoning for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) CutOff Date. In no event will Seasoning be less than 0.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
149	Defeased Status Code	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Seasoning for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets, if the Yield Maint. Allowed value is "Yes", "X", otherwise "N".
192	Cutoff LTV (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cutoff LTV (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) Appraised Value.

For all other Mortgage Loan Assets, the quotient of (i) Cutoff Balance and (ii) Appraised Value.
193	Maturity LTV (%)	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Maturity LTV (%) for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Appraised Value.

For all other Mortgage Loan Assets, the quotient of (i) Maturity Balance and (ii) Appraised Value.
194	UW NOI DSCR	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the UW NOI DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NOI and (ii) Aggregate Pari Passu Annual Debt Service.

For all other Mortgage Loan Assets, the quotient of (i) UW NOI and (ii) (a) Annual Debt Service (IO) for the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File or (b) Annual Debt Service (P&I).
195	UW NCF DSCR	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the UW NCF DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NCF and (ii) Aggregate Pari Passu Annual Debt Service.

For all other Mortgage Loan Assets, the quotient of (i) UW NCF and (ii) (a) Annual Debt Service (IO) for the Mortgage Loan Assets with an Amortization type of "Interest Only" as set forth on the Final Data File or (b) Annual Debt Service (P&I).
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
196	Underwritten NOI Debt Yield	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NOI Debt Yield for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NOI and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

For all other Mortgage Loan Assets, the quotient of (i) UW NOI and (ii) Cutoff Balance.
197	Underwritten NCF Debt Yield	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Underwritten NCF Debt Yield for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu, the quotient of (i) UW NCF and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

For all other Mortgage Loan Assets, the quotient of (i) UW NCF and (ii) Cutoff Balance.
198	Total Debt NOI DSCR	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt NOI DSCR for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

These procedures were not performed for any other Mortgage Loan Asset.
199	Total Debt NCF DY	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt NCF DY for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) UW NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

These procedures were not performed for any other Mortgage Loan Asset.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
200	Total Debt MAT_LTV	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt MAT_LTV for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Debt Maturity Balance (Pari + Bnote + Mezz) and (ii) Appraised Value.

These procedures were not performed for any other Mortgage Loan Asset.
201	Total Debt Per Unit	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Per Unit for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File with mezzanine debt, the quotient of (i) Total Original Debt Balance (Pari + Bnote + Mezz) and (ii) Total SF/Units.

These procedures were not performed for any other Mortgage Loan Asset.
205	AL_Largest Tenant	For each mortgaged property with Largest Tenant as "NAP" or blank, is set equal to blank.

For the Mortgaged Properties, set equal to Largest Tenant.

We performed no procedures to identify dark or subleased tenants.
207	Largest Tenant % of NRA	For the Mortgaged Properties with Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) Unit Size and (ii) Total SF/Units.

For each mortgaged property with Unit Size as "NAP" or blank, is set equal to Unit Size.
210	AL_Second Largest Tenant	For the Mortgaged Properties, set equal to 2nd Largest Tenant.

For each mortgaged property with 2nd Largest Tenant as "NAP" or blank, is set equal to blank.

We performed no procedures to identify dark or subleased tenants.
212	2nd Largest Tenant % of NRA	For the Mortgaged Properties with 2nd Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 2nd Largest Tenant Unit Size and (ii) Total SF/Units.

For each mortgaged property with 2nd Largest Tenant Unit Size as "NAP" or blank, is set equal to 2nd Largest Tenant Unit Size.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
215	AL_Third Largest Tenant	For the Mortgaged Properties, set equal to 3rd Largest Tenant.

For each mortgaged property with 3rd Largest Tenant as "NAP" or blank, is set equal to blank.

We performed no procedures to identify dark or subleased tenants.
217	3rd Largest Tenant % of NRA	For the Mortgaged Properties with 3rd Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 3rd Largest Tenant Unit Size and (ii) Total SF/Units.

For each mortgaged property with 3rd Largest Tenant Unit Size as "NAP" or blank, is set equal to 3rd Largest Tenant Unit Size.
221	4th Largest Tenant % of NRA	For the Mortgaged Properties with 4th Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 4th Largest Tenant Unit Size and (ii) Total SF/Units.

For each mortgaged property with 4th Largest Tenant Unit Size as "NAP" or blank, is set equal to 4th Largest Tenant Unit Size.
225	5th Largest Tenant % of NRA	For the Mortgaged Properties with 5th Largest Tenant Unit Size greater than zero as set forth on the Final Data File, the quotient of (i) 5th Largest Tenant Unit Size and (ii) Total SF/Units.

For each mortgaged property with 5th Largest Tenant Unit Size as "NAP" or blank, is set equal to 5th Largest Tenant Unit Size.
239	Related Borrower	A recalculation in which borrower relationships were identified based on shared Sponsor names. Related groups were then assigned numbers based on the descending order of aggregate Cutoff Balance of the related group (starting with Group 1), if applicable.
336	Admin. Fee	For the Mortgage Loan Assets, the sum of (i) Certificate Administrator Fee, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee, (iv) ARR Fee, (v) CREFC Fee and (vi) Servicer Fee.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Admin. Fee for each such mortgaged property is set equal to blank.
337	Net Mortgage Interest Rate	For the Mortgage Loan Assets, the difference of (i) Interest Rate (%) and (ii) Admin. Fee.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Net Mortgage Interest Rate for each such mortgaged property is set equal to blank.
395	Valuation Source Securitization Code	Set equal to Appraiser Designation.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
421	Report Period Beginning Schedule Loan Balance Amount	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Report Period Beginning Schedule Loan Balance Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets indicated on the Final Data File as pari passu and interest only, we set the Report Period Beginning Schedule Loan Balance Amount to equal Cutoff Balance.

For all other Mortgage Loan Assets, we recalculated the amortization schedule in order to determine the principal balance outstanding as of the August 2026 based upon the Amort. Term, Original Balance, I/O Period, Interest Rate (%), Accrual Type, First Payment Date, Term, Monthly Debt Service (P&I) and Payment Date in August 2026.
422	Scheduled Interest Amount	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Scheduled Interest Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with (i) Seasoning equal to"0," or (ii) Rem. Amort. equal to Amort. Term, as set forth on the Final Data File, set to equal 0.

For all other Mortgage Loan Assets, the product of (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate (%), (iii) number of calendar days from and inclusive of the Payment Date in September 2026 to and exclusive of the Cut-off Date (as stipulated by representatives of the Company) and (iv) a fraction equal to 1/360.
423	Scheduled Principal Amount	For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Scheduled Principal Amount for each such mortgaged property is set equal to blank.

For the Mortgage Loan Assets with (i) Seasoning equal to "0," or (ii) Rem. Amort. equal to Amort. Term or (iii) Amort. Term equal to “0”, as set forth on the Final Data File, set to equal 0.

For all other Mortgage Loan Assets, the sum of (i) Monthly Debt Service (P&I) and (ii) Scheduled Interest Amount.
424	Periodic Principal and Interest Payment Securitization Amount	For the Mortgage Loan Assets, the sum of (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Periodic Principal and Interest Payment Securitization Amount for each such mortgaged property is set equal to blank.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000

BBCMS 2026-M1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
426	Total Scheduled Principal Interest Due Amount	For the Mortgage Loan Assets, set to equal to the sum of (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Scheduled Principal Interest Due Amount for each such mortgaged property is set equal to blank.
429	Report Period Interest Rate Percentage	For the Mortgage Loan Assets, set equal to Interest Rate (%).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Report Period Interest Rate Percentage for each such mortgaged property is set equal to blank.
430	Report Period End Actual Balance Amount	For the Mortgage Loan Assets, set equal to Cutoff Balance.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Report Period End Actual Balance Amount Amount for each such mortgaged property is set equal to blank.
431	Report Period End Scheduled Loan Balance Amount	For the Mortgage Loan Assets, set equal to Cutoff Balance.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Report Period End Scheduled Loan Balance Amount for each such mortgaged property is set equal to blank.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 646-471-3000